Financial instruments and financial risk management - Loss allowance (Details) - Trade and other receivables - Loss allowance - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financial instruments and financial risk management
Beginning of fiscal year	€ 0	€ 278
Decrease loss allowance during the period		(278)
Additions through business combinations	2,627
Increase loss allowance during the period	1,504
End of fiscal year	€ 4,131	€ 0